UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th St
New York, New York 10019

(Address of principal executive offices)

Mr. Yutaka Itabashi
Japan Smaller Capitalization Fund, Inc.
Worldwide Plaza
309 West 49th St
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:         February 28, 2017

Date of reporting period:      September 1, 2016 – November 30, 2016

Item 1. Schedule of Investments
Japan Smaller Capitalization Fund, Inc.
November 30, 2016 (Unaudited)
		Fair
	Shares	Value

JAPANESE EQUITY SECURITIES (96.7%)
Banks
The Akita Bank, Ltd.	1,014,000	$3,273,114
General banking services
The Bank of Saga Ltd.	443,000	1,073,446
General banking services
The Taiko Bank, Ltd.	1,322,000	3,029,909
General banking services
The Yamanashi Chuo Bank, Ltd.	740,000	3,275,511
General banking services
Total Banks (3.2%)		10,651,980

Chemicals
C. Uyemura & Co., Ltd.	136,400	5,506,592
Plating chemicals
Fujikura Kasei Co., Ltd.	711,300	3,814,258
Specialty coating materials and fine chemicals
Fuso Chemical Co., Ltd.	10,500	233,486
Manufactures fruit acids, electronic and functional chemical products
Koatsu Gas Kogyo Co., Ltd.	448,000	2,798,163
High-pressured gases and chemicals
Sakai Chemical Industry Co., Ltd.	2,515,000	7,876,219
Manufactures components for cosmetics and pharmaceuticals
Sekisui Jushi Corporation	242,800	3,682,939
Manufactures plastics and other resin materials
Shikoku Chemicals Corporation	41,000	359,017
Manufactures chemical products
Soken Chemical & Engineering Co., Ltd.	155,200	1,565,373
Manufactures chemical products
Takiron Co., Ltd.	459,000	2,019,656
Manufactures resin and composite products
Tenma Corporation	224,300	3,643,661
Manufactures synthetic resin products
Teraoka Seisakusho Co., Ltd.	384,600	1,241,459
Manufactures various adhesive tapes
T&K Toka Co., Ltd.	128,900	1,088,121
Manufactures specialized inks for printing applications
Yushiro Chemical Industry Co., Ltd.	136,900	1,676,595
Manufactures metalworking fluids
Zeon Corporation	232,000	2,084,276
Manufactures synthetic resin products
Total Chemicals (11.1%)		37,589,815

Construction
Daiichi Kensetsu Corporation	21,300	219,121
Construction and real estate businesses
Mirai Industry Co., Ltd.	35,700	460,635
Manufactures electrical installation materials
MIRAIT Holdings Corporation	1,233,200	11,812,571
Construction of electrical and telecommunication facilities
Taihei Dengyo Kaisha, Ltd.	223,000	2,163,382
Construction of thermal and nuclear plant facilities
Toenec Corporation	1,494,000	6,965,858
Construction of comprehensive building facilities
Yondenko Corporation	260,000	993,920
Construction of electrical distribution systems
Total Construction (6.7%)		22,615,487

Electronic Appliances
Espec Corp.	265,400	2,909,034
Manufactures environmental testing products
Hitachi Maxell, Ltd.	182,700	3,204,422
Manufactures media devices, batteries and electrical appliances
Hosiden Corporation	181,300	1,482,881
Manufactures electronic components
Kitagawa Industries Co., Ltd.	352,000	3,085,369
Manufactures various industrial and consumer products
Koito Manufacturing Co., Ltd.	72,000	3,753,838
Manufactures lighting equipment
Kyowa Electronic Instruments Co., Ltd.	3,200	11,197
Manufactures electrical measuring instruments
Nichicon Corporation	486,600	4,226,863
Manufactures capacitors and transformers
Nihon Kohden Corporation	78,000	1,750,846
Manufactures medical electronic equipment
Shindengen Electric Manufacturing Co., Ltd.	266,000	1,007,549
Manufactures semiconductor products, electrical components, and power supplies
Total Electronic Appliances (6.4%)		21,431,999

Financing Business
Hitachi Capital Corporation	96,900	2,375,138
General financial services
Ricoh Leasing Company, Ltd.	165,700	5,073,262
Leasing and financial services
Total Financing Business (2.2%)		7,448,400

Food
Taiyo Kagaku Co., Ltd.	55,300	394,741
General food manufacturer
Total Food (0.1%)		394,741

Information and Communication
NS Solutions Corporation	8,900	169,179
System consulting services and software development

OBIC Co., Ltd.	71,000	3,124,087
Computer system integration
Okinawa Cellular Telephone Company	168,100	5,161,449
Telecommunications
Otsuka Corporation	78,900	3,844,404
Computer information system developer
Software Service Inc.	4,400	168,202
Provides medical information systems
Total Information and Communication (3.7%)		12,467,321
		.
Iron and Steel
Chubu Steel Plate Co., Ltd.	672,700	3,583,732
Manufactures steel-related products
Mory Industries Inc.	296,300	4,999,892
Manufactures steel tubing products
Nichia Steel Works, Ltd.	2,007,600	4,759,302
Manufactures steel-related products
Nippon Seisen Co., Ltd.	601,000	2,817,968
Manufactures stainless steel wires and metal fibers
Osaka Steel Co., Ltd.	363,600	6,631,728
Manufactures steel-related products
Total Iron and Steel (6.8%)		22,792,622

Machinery
Hisaka Works, Ltd.	836,400	5,963,051
Manufactures heat exchangers and other machinery
Miura Co., Ltd.	108,700	1,641,221
Manufactures boilers and related products
Nippon Pillar Packing Co., Ltd.	310,000	3,305,690
Manufactures mechanical seals
Nissei ASB Machine Co., Ltd.	10,500	218,055
Manufactures stretch blow molding machines
Nissei Corporation	25,200	210,303
Manufactures reducers and gears
Nitto Kohki Co., Ltd.	109,000	2,337,042
Manufactures machine tools and motor pumps
Oiles Corporation	382,580	6,914,318
Manufactures bearing equipment
Sato Holdings Corporation	78,900	1,558,467
Manufactures electronic printers and other products
Shibuya Kogyo Co., Ltd.	32,700	635,035
Engaged in the packing plant business
Tsubakimoto Chain Co.	129,000	1,015,615
Manufactures chains for power transmission and other transportation components
Yamashin-Filter Corporation	27,700	242,313
Manufactures filters
Total Machinery (7.1%)		24,041,110

Metal Products
Dainichi Co., Ltd.	285,800	1,835,081
Manufactures oil heating equipment

Neturen Co., Ltd.	637,600	5,064,434
Manufactures steel bars and induction heating equipment
NHK Spring Co., Ltd.	250,100	2,345,337
Manufactures automobile-related products
Piolax, Inc.	60,900	3,659,913
Manufactures automobile-related products
Rinnai Corporation	19,400	1,651,244
Manufactures heating appliances and components
Total Metal Products (4.3%)		14,556,009

Other Products
Fuji Seal International, Inc.	73,000	2,956,655
Packaging-related materials and machinery
Nishikawa Rubber Co., Ltd.	328,700	4,543,113
Manufactures rubber automobile parts
Nissha Printing Co., Ltd.	3,200	67,827
Manufactures various materials and devices
Pigeon Corporation	65,500	1,651,896
Manufactures baby care products
The Pack Corporation	96,400	2,183,262
Manufactures paper and chemical products
Total Other Products (3.4%)		11,402,753

Precision Instruments
Nakanishi Inc.	46,000	1,690,067
Manufactures dental instruments
Total Precision Instruments (0.5%)		1,690,067

Real Estate
Daibiru Corporation	294,100	2,621,597
Real estate leasing and building management
Heiwa Real Estate Co., Ltd.	59,400	849,054
Leasing, development and management of real estate
Keihanshin Building Co., Ltd.	1,032,200	5,282,220
Real estate leasing and building management
Sanyo Housing Nagoya Co., Ltd.	211,600	1,834,366
Designs and constructs housing
Starts Corporation Inc.	89,700	1,636,830
Construction, leasing and management of real estate
Total Real Estate (3.6%)		12,224,067

Retail Trade
ABC-Mart, Inc.	52,100	3,058,138
Retail sales of shoes
AIN Pharmaciez Inc.	2,400	167,747
Operates pharmacies and drug store chains
Amiyaki Tei Co., Ltd.	147,100	5,102,143
Operates barbecue restaurant chains
Arc Land Sakamoto Co., Ltd.	442,600	5,141,694
Retail sales, wholesale, food and real estate

Create SD Holdings Co., Ltd.	68,800	1,460,680
Operates pharmacies and drug store chains
Daikokutenbussan Co., Ltd.	71,200	3,058,146
Operates supermarkets
Heiwado Co., Ltd.	2,800	55,429
Operates supermarkets
Hiday Hidaka Corp	80,043	1,891,232
Operates restaurant chains
Jin Co., Ltd.	51,100	2,143,415
Retail sales of eyewear and fashion accessories
Saint Marc Holdings Co., Ltd.	89,000	2,756,069
Operates restaurant chains
San-A Co., Ltd.	1,000	48,200
Retail sales of home goods
Seria Co., Ltd.	32,600	2,344,154
Discount retail sales
Start Today Co., Ltd.	153,000	2,351,581
Operates retail E-commerce websites
Sundrug Co., Ltd.	3,900	271,565
Operates pharmacies and drug store chains
Tokyo Base Co., Ltd. †	2,600	47,535
Retail sales of apparel
Yaoko Co., Ltd.	44,700	1,700,958
Operates and manages groceries and supermarkets
Yossix Co., Ltd.	67,300	779,471
Operates restaurant chains
Total Retail Trade (9.6%)		32,378,157

Services
EPS Holdings, Inc.	111,100	1,304,258
Performs contract medical research services
H.I.S Co., Ltd.	98,300	2,708,700
Engaged in the travel business
JP-Holdings, Inc.	176,300	407,149
Operates child-care centers
Nihon M&A Center Inc.	50,000	1,364,650
Provides merger and acquisition brokerage services
Nippon Air Conditioning Services Co., Ltd.	3,400	16,834
Provides maintenance and management of building facilities
Relia, Inc.	155,000	1,492,849
Provides telemarketing services
Septeni Holdings Co., Ltd.	251,000	757,512
Internet advertising and media content business
SHL-Japan Ltd.	2,100	55,570
Provides personnel assessment services
Step Co., Ltd.	230,500	2,522,464
Operates preparatory schools
Total Services (3.1%)		10,629,986

Textiles and Apparel
Hogy Medical Co., Ltd.	25,000	1,469,623
Manufactures medical products

Komatsu Seiren Co., Ltd.	245,300	1,435,557
Manufactures synthetic fibers and textile products
Seiren Co., Ltd.	461,400	5,917,092
Manufactures synthetic fibers and textile products
Total Textiles and Apparel (2.6%)		8,822,272

Transportation and Warehousing
Alps Logistics Co., Ltd.	543,100	2,997,823
General logistics services
Japan Transcity Corporation	1,823,000	6,362,918
General logistics services
Meiko Trans Co., Ltd.	412,000	3,535,599
Marine logistics services
Nissin Corporation	567,000	1,681,433
General logistics services
Trancom Co., Ltd.	78,000	3,800,551
General logistics services
Total Transportation and Warehousing (5.4%)		18,378,324

Transportation Equipment
Hi-Lex Corporation	48,200	1,200,836
Manufactures control cables
Nissin Kogyo Co., Ltd.	245,100	3,602,047
Manufactures automobile brake systems
Sanoh Industrial Co., Ltd.	409,700	2,619,872
Manufactures automobile components
Total Transportation Equipment (2.2%)		7,422,755

Utilities
Keiyo Gas Co., Ltd.	408,000	1,641,779
Produces gas and energy products
The Okinawa Electric Power Company, Incorporated	146,375	2,975,773
Produces thermal energy products
Total Utilities (1.4%)		4,617,552

Wholesale Trade
Happinet Corporation	149,000	1,719,206
Toy products
Kanaden Corporation	242,300	2,149,256
Factory automation business
Kohsoku Corporation	262,700	2,389,958
Food and industrial packaging materials
Matsuda Sangyo Co., Ltd.	496,700	6,348,062
Precious metals, electronic materials, and food
Paltac Corporation	76,800	1,711,146
Cosmetics and daily necessities
Ryoden Trading Company, Ltd.	1,195,000	7,756,550
Purchases electronic and electrical devices
Senshu Electric Co., Ltd.	268,400	4,127,605
Electrical wires and cables

Shinko Shoji Co., Ltd.	374,200	3,967,374
Electronic components and devices
SIIX Corporation	188,000	6,298,736
Parts procurement, logistics, and manufacturing of electronics
SPK Corporation	25,000	482,220
Automobile components for assembly
Sugimoto & Co., Ltd.	333,700	4,454,588
Machine tools and measuring instruments
Techno Associe Co., Ltd.	358,600	2,945,592
Screws and nonferrous metal products
Win-Partners Co., Ltd.	26,500	429,091
Engaged in the medical equipment supply business
Total Wholesale Trade (13.3%)		44,779,384

TOTAL JAPANESE EQUITY SECURITIES (96.7%)		$326,334,801

FOREIGN CURRENCY
Japanese Yen
Non-interest bearing account		5,529,503
TOTAL FOREIGN CURRENCY (1.6%)		$5,529,503

TOTAL INVESTMENTS AND FOREIGN CURRENCY (98.3%)		$331,864,304

OTHER ASSETS LESS LIABILITIES, NET (1.7%)		5,776,108

NET ASSETS (100.0%)		$337,640,412

† Non-income producing security

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of November 30, 2016
Japanese Yen ¥ 114.315 = USD $1.00

Notes to Schedule of Investments (Unaudited)

Costs for Federal Income Tax Purposes
As of November 30, 2016, for federal income tax purposes, subject to change, the aggregate cost of securities was $301,926,467 and net unrealized appreciation was $24,408,334, comprised of gross unrealized appreciation of $36,425,387 and gross unrealized depreciation of $12,017,053. The aggregate cost of investments for tax purposes will depend upon Japan Smaller Capitalization Fund, Inc. (the “Fund”) investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. Certain tax related calculations are completed and reviewed annually by the Fund.

Fair Value Measurements
In accordance with United States (“U.S.”) generally accepted accounting principles (“U.S. GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2016.

Level	Investments in
Securities
Level 1
Equity Securities	$326,334,801
Level 2	-
Level 3	-
Total	$326,334,801

During the quarter ended November 30, 2016, there were no transfers between Level 1, Level 2, or Level 3 securities.
During the quarter ended November 30, 2016, the Fund did not hold any instruments which used significant unobservable inputs (Level 3) in determining fair value.

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities and Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Japan Smaller Capitalization Fund, Inc.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi
        President, Principal Executive Officer

Date:  1-30-17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi
        President, Principal Executive Officer

Date:  1-30-17

By:   /s/ Amy J. Marose
        Amy J. Marose
        Treasurer, Principal Financial Officer

Date:  1-30-17